Shareholder Fees {- International Capital Appreciation Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP International Capital Appreciation Portfolio Investor PRO-08 | International Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)